Prepaid Costs and Expenses (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Schedule of prepaid expenses
Subtotal	$ 5,387,558	$ 6,813,653
Less: long term prepaid expenses	(2,200,506)	(2,472,186)
Total	3,187,052	4,341,467
Cloud services [Member]
Schedule of prepaid expenses
Subtotal	2,785	3,086
Rental [Member]
Schedule of prepaid expenses
Subtotal	5,835	5,507
Advertising [Member]
Schedule of prepaid expenses
Subtotal	396,191	834,515
Marketing and promotion [Member]
Schedule of prepaid expenses
Subtotal	3,802,469	2,024,084
Professional services [Member]
Schedule of prepaid expenses
Subtotal	1,155,122	1,541,666
Prepaid initial public offerings costs [Member]
Schedule of prepaid expenses
Subtotal		2,404,580
Others [Member]
Schedule of prepaid expenses
Subtotal	$ 25,156	$ 215